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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043



                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)

     Principal       S&P/Moody's
     Amount          Ratings
     USD ($)                                                                                                         Value
                                 COLLATERIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
                                 Diversified Financials - 1.1%
          4,860,000  NA/Ba2      Tower 2004-2A F, 6.376%, 12/15/14 (144A)                                  $                4,918,85
                                 TOTAL COLLATERIZED MORTGAGE OBLIGATIONS                                   $                4,918,85
                                 (Cost $4,860,000)

                                 CORPORATE BONDS & NOTES - 116.1% of Net Assets
                                 Energy - 7.5%
                                 Energy Equipment & Services - 3.3%
          3,985,000  B-/B2       Parker Drilling Co., 7.15%, 9/1/10 (144A)                                 $                4,174,28
          8,000,000  B/B2        Seabulk International, Inc., 9.5%, 8/15/13                                                  8,600,0
          1,938,000  B/B3        Transmontaigne, Inc., 9.125%, 6/1/10                                                        2,102,7
                                                                                                           $              14,877,017
                                 Oil & Gas - 4.2%
          9,984,000  B-/B3       Baytex Energy, Ltd., 9.625%, 7/15/10                                      $              10,682,880
            500,000  BB-/Ba3     Chesapeake Energy Corp., 6.375%, 6/15/15 (144A)                                                513,
          5,000,000  B+/B2       Energy Partners, Ltd., 8.75%, 8/1/10                                                        5,450,0
            700,000  B+/B1       Markwest Energy, 6.875%, 11/1/14 (144A)                                                        710,
          1,370,000  B+/B2       Stone Energy Corp., 6.75%, 12/15/14 (144A)                                                  1,366,5
                                                                                                           $              18,723,705
                                 Total Energy                                                              $              33,600,722

                                 Materials - 20.6%
                                 Chemicals - 12.5%
            750,000  B+/B1       ARCO Chemical Co., 9.375%, 12/15/05                                       $                   783,7
          4,635,000  B+/B1       ARCO Chemical Co., 9.8%, 2/1/20                                                             5,283,9
          3,700,000  BBB-/Baa3   Basell Finance Co., 8.1%, 3/15/27 (144A)                                                    3,404,0
          1,600,000  BB-/NR      Braskem SA, 11.75%, 1/22/14                                                                 1,880,0
          5,800,000  BB+/Baa3    Ferro Corp., 7.125%, 4/1/28                                                                 5,750,3
          1,300,000  BB+/Baa3    Ferro Corp., 7.625%, 5/1/13                                                                 1,344,6
EURO      7,875,000  CCC+/Caa1   Huntsman International LLC, 10.125%, 7/1/09                                               11,266,05
          4,500,000  BBB-/Ba1    Methanex Corp., 8.75%, 8/15/12                                                              5,253,7
          7,100,000  B-/Caa1     OM Group, Inc., 9.25%, 12/15/11                                                             7,561,5
            400,000  CCC+/B3     Resolution Performance Products LLC, 9.5%, 4/15/10                                             433,
          5,750,000(dCCC/Caa2    Resolution Performance Products LLC, 13.5%, 11/15/10                                        6,253,1
EURO      4,970,000  CCC+/Caa1   Rhodia SA, 9.25%, 6/1/11                                                                    6,873,6
                                                                                                           $              56,087,727
                                 Construction Materials - 1.6%
          6,000,000  BB-/B1      Texas Industries, Inc., 10.25%, 6/15/11                                   $                7,020,00

                                 Containers & Packaging - 3.5%
          2,000,000  B+/B1       Crown Euro Holdings SA, 9.5%, 3/1/11                                      $                2,280,00
EURO      1,950,000  B+/NR       Crown Euro Holdings SA, 10.25%, 3/1/11                                                      3,074,6
            800,000  CCC+/Caa2   Graham Packaging Co., Inc., 9.875%, 10/15/14 (144A)                                            854,
          4,020,000  B+/B1       Greif Bros. Corp., 8.875%, 8/1/12                                                           4,472,2
          4,650,000  B+/B2       Vitro Envases, 10.75%, 7/23/11 (144A)                                                       4,824,3
                                                                                                           $              15,505,248
                                 Metals & Mining - 3.0%
          3,880,000  BB-/B1      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)                            $                4,151,60
          1,805,000  BB-/B1      CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                                                 1,938,1
          5,035,000  B+/B1       Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10                                       5,752,4
          1,440,000  B-/B3       IMCO Recycling Escrow, 9.0%, 11/15/14 (144A)                                                1,497,6
                                                                                                           $              13,339,806
                                 Total Materials                                                           $              91,952,781

                                 Industrials - 25.1%
                                 Aerospace & Defense - 0.9%
          3,750,000  B/B2        Hawk Corp., 8.75%, 11/1/14 (144A)                                         $                3,843,75

                                 Airlines - 4.6%
            458,822  CCC+/Caa2   American Airlines, Inc., 8.97%, 3/29/08                                   $                   377,8
          1,100,000  NR/B3       American Airlines, Inc., 10.38%, 3/4/06                                                     1,036,7
          2,065,000(dCCC/Caa2    AMR Corp., 9.0%, 8/1/12                                                                     1,662,3
          2,440,000  CCC/Caa2    AMR Corp., 9.8%, 10/1/21                                                                    1,769,0
          3,200,000  CCC/Caa2    AMR Corp., 10.2%, 3/15/20                                                                   2,352,0
          6,000,000  B/B3        Continental Airlines, Inc. Series D, 7.568%, 12/1/06                                        4,923,9
          5,610,000  CCC+/Caa1   Northwest Airlines, Inc., 8.7%, 3/15/07                                                     4,964,8
          3,875,000(dCCC+/Caa1   Northwest Airlines, Inc., 9.875%, 3/15/07                                                   3,497,1
                                                                                                           $              20,583,965
                                 Building Products - 0.1%
            500,000  B-/B3       U.S. Concrete, Inc., 8.375%, 4/1/14                                       $                   538,7

                                 Commercial Services & Supplies - 6.3%
          1,850,000  B/B2        Brickman Group, Ltd., Series B, 11.75%, 12/15/09                          $                2,164,50
          3,250,000  B-/B3       Cornell Companies, Inc., 10.75%, 7/1/12                                                     3,473,4
          6,855,000  B+/NR       IESI Corp., 10.25%, 6/15/12                                                                 8,020,3
          3,420,000  CCC+/Caa1   Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)                                         3,420,0
          5,650,000(dB+/B2       United Rentals North America, Inc., 7.75%, 11/15/13                                         5,537,0
          5,800,000  CCC/Ca      Waste Services, Inc., 9.5%, 4/15/14 (144A)                                                  5,771,0
                                                                                                           $              28,386,288
                                 Construction & Engineering - 4.0%
          2,650,000  CCC+/Caa1   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                               $                2,954,75
 NOK     27,300,000(bNR/NR       Kvaerner ASA, 0.0%, 10/30/11                                                                3,617,2
          8,897,000(bNR/NR       Kvaerner ASA, 0.0%, 10/30/11                                                                7,139,8
          3,890,000(dB+/Ba3      Shaw Group, Inc., 10.75%, 3/15/10                                                           4,288,7
                                                                                                           $              18,000,540
     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/2004 (unaudited) (continued)

     Principal       S&P/Moody's
     Amount          Ratings
     USD ($)                                                                                                         Value
                                 Industrials (continued)
                                 Electrical Equipment - 1.5%
          6,582,236  NR/NR       Ormat Funding Corp., 8.25%, 12/30/20 (144A)                               $                6,582,23

                                 Machinery - 2.0%
          3,300,000  B-/B3       American Rock Salt Co., LLC, 9.5%, 3/15/14                                $                3,448,50
          1,000,000  B-/B3       Dresser-Rand Group, Inc., 7.375%, 11/1/14 (144A)                                            1,020,0
          1,980,000  B/B3        Hines Nurseries, Inc., 10.25%, 10/1/11                                                      2,163,1
          1,875,000  B/B2        Manitowac Co., Inc., 10.5%, 8/1/12                                                          2,156,2
                                                                                                           $                8,787,90
                                 Marine - 3.3%
          5,000,000(dBB+/Ba3     CP Ships, Ltd., 10.375%, 7/15/12                                          $                5,768,75
          1,300,000  CCC+/B3     Horizon Lines LLC, 9.0%, 11/1/12 (144A)                                                     1,397,5
          7,350,000  B/B1        Ship Finance International Ltd., 8.5%, 12/15/13                                             7,570,5
                                                                                                           $              14,736,750
                                 Road & Rail  - 2.4%
          4,525,000  CCC+/B3     Atlantic Express Transportation, 12.25%, 4/15/08 (144A)                   $                4,417,53
            400,000  B/B2        Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                                    10.25%, 6/15/07                                                                             426,
          2,550,000  B/B2        Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                                    11.75%, 6/15/09                                                                          2,597,8
          3,425,000  B-/B3       Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)                                                3,519,1
                                                                                                           $              10,960,532
                                 Total Industrials                                                         $            112,420,711

                                 Consumer Discretionary - 14.1%
                                 Automobiles &  Components - 1.6%
          1,000,000  B/B3        Cooper Standard Auto, 8.375%, 12/15/14 (144A)                             $                   997,5
          4,000,000  B-/Caa1     Stanadyne Corp., 10.0%, 8/15/14 (144A)                                                      4,320,0
          1,530,000  B-/B3       Tenneco Automotive, Inc., 8.625% 11/15/14  (144A)                                           1,591,2
                                                                                                           $                6,908,70
                                 Distributors - 1.3%
          1,000,000  B/B2        Wesco Distribution, Inc., 9.125%, 6/1/08                                  $                1,030,00
          4,725,000  B/B2        Wesco Distribution, Inc., Series B,  9.125%, 6/1/08                                         4,866,7
                                                                                                           $                5,896,75
                                 Hotels, Restaurants & Leisure - 3.0%
          1,600,000  BB-/Ba3     Grupo Posadas SA, 8.75%, 10/4/11 (144A)                                   $                1,708,00
          2,990,000(dCCC+/B2     MeriStar Hospitality Operating Partnership, L.P., 10.5%, 6/15/09                            3,259,1
          1,500,000  B-/Caa1     Pinnacle Entertainment, Inc., 8.25%, 3/15/12                                                1,593,7
          2,485,000  B-/Caa1     Pinnacle Entertainment, Inc., 8.75%, 10/1/13                                                2,690,0
          2,500,000  CCC+/Caa1   True Temper Sports, Inc., 8.375%, 9/15/11                                                   2,325,0
          1,875,000  B+/B1       Turning Stone Casino Resort Enterprise, 9.125%, 12/15/10 (144A)                             2,029,6
                                                                                                           $              13,605,550
                                 Leisure Equipment & Products - 1.6%
          6,275,000  B/B3        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                               $                7,028,00

                                 Media - 2.1%
EURO      3,750,000  B-/B2       Kabel Deutschland Gmbh, 10.75%, 7/1/14 (144A)                             $                5,989,19
          3,000,000  B-/B3       LodgeNet Entertainment Corp., 9.5%, 6/15/13                                                 3,315,0
                                                                                                           $                9,304,19
                                 Multiline Retail - 0.9%
          3,800,000  BB+/Ba2     J.C. Penney Co., Inc., 8.125%, 4/1/27                                     $                4,132,50

                                 Specialty Retail - 1.8%
          3,840,000  B/B3        Asbury Automotive Group, Inc., 9.0%, 6/15/12                              $                4,032,00
          3,720,000  B/B3        Pep Boys-Manny, Moe & Jack 7.5%, 12/15/14                                                   3,771,1
                                                                                                           $                7,803,15
                                 Textiles - 1.8%
          5,000,000  B+/B1       Invista, 9.25%, 5/1/12 (144A)                                             $                5,575,00
          3,700,000(bB-/Caa2     Jostens Holding Corp, 0.0%, 12/1/13                                                         2,627,0
                                                                                                           $                8,202,00
                                 Total Consumer Discretionary                                              $              62,880,844

     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/2004 (unaudited) (continued)

     Principal       S&P/Moody's
     Amount          Ratings
     USD ($)                                                                                                         Value
                                 Consumer Staples - 7.5%
                                 Beverages - 1.6%
          5,885,000  BBB/Baa3    Cia Brasileira de Bebida, 10.5%, 12/15/11                                 $                7,385,67

                                 Food Products - 2.2%
          9,000,000  B-/B3       Burns, Philp Capital Property, Ltd., 9.75%, 7/15/12                       $                9,900,00

                                 Food & Staples Retailing - 3.2%
          5,750,000  CCC+/Caa2   Doane Pet Care Co., 9.75%, 5/15/07                                        $                5,663,75
            550,000  B-/B2       Duane Reade, Inc., 7.01% 12/15/10 (144A)                                                       558,
          4,700,000  CCC/Caa1    Duane Reade, Inc., 9.75%, 8/1/11 (144A)                                                     4,277,0
          3,380,000  B+/ B2      Wornick Co., 10.875%, 7/15/11                                                               3,667,3
                                                                                                           $              14,166,300
                                 Household Products - 0.5%
          2,005,000  B-/B3       Solo Cup Co., 8.5%, 2/15/14                                               $                2,085,20

                                 Total Consumer Staples                                                    $              33,537,175

                                 Health Care - 4.2%
                                 Health Care Equipment & Supplies - 1.0%
          4,400,000(dCCC+/B3     Hanger Orthopedic Group, Inc., 10.375%, 2/15/09                           $                4,543,00

                                 Health Care Providers & Services - 3.2%
          5,485,000  B-/B3       Ardent Health Services, 10.0%, 8/15/13                                    $                5,759,25
          1,500,000  B/B1        National Nephrology Associates, Inc., 9.0%, 11/1/11 (144A)                                  1,736,2
          3,985,000  B/B2        NDCHealth Corp., 10.5%, 12/1/12                                                             4,283,8
          2,335,000  BBB-/Ba3    PacifiCare Health Systems, Inc., 10.75%, 6/1/09                                             2,696,9
                                                                                                           $              14,476,300
                                 Total Health Care                                                         $              19,019,300

                                 Financials - 17.9%
                                 Capital Markets - 2.6%
EURO      3,975,000  B-/B3       BCP Caylux Holdings, 10.375%, 6/15/14 (144A)                              $                6,281,00
          4,950,000  B/B3        Refco Finance Holdings, 9.0%, 8/1/12 (144A)                                                 5,420,2
                                                                                                           $              11,701,258
                                 Diversified Financials - 11.3%
          8,512,000(bCCC/Caa1    Alamosa Delaware, Inc., 0.0%, 7/31/09                                     $                9,235,52
          3,500,000  B-/Caa1     Allied Security Escrow, 11.375%, 7/15/11 (144A)                                             3,657,5
          5,790,000  CCC+/B3     Altra Industrial Motion, 9.0%, 12/1/11 (144A)                                               5,876,8
          2,200,000  CCC+/B3     Aventine Renewable Energy, 8.50125%, 12/15/11 (144A)                                        2,222,0
          6,135,000  B/B3        Dollar Financial Group, 9.75%, 11/15/11                                                     6,656,4
          7,950,000  BBB-/Baa3   GATX Financial Corp., 8.875%, 6/1/09                                                        9,217,6
            535,000  B-/Caa1     K&F Acquisition, Inc., 7.75% 11/15/14 (144A)                                                   552,
EURO      2,000,000  B/B3        MDP Acquisitions Plc, 10.125%, 10/1/12                                                      3,099,0
          5,085,000  B/B1        Sheridan Acquisition Corp., 10.25%, 8/15/11                                                 5,561,7
          3,000,000(bB-/Caa1     Tabletop Holdings, Inc., 0.0%, 5/15/14 (144A)                                               1,275,0
          2,600,000  B-/B3       UGS Corp., 10.0%, 6/1/12 (144A)                                                             2,957,5
                                                                                                           $              50,311,740
                                 Insurance - 4.0%
          5,300,000  BB/Ba1      Allmerica Financial Corp., 7.625%, 10/15/25                               $                5,399,16
          3,380,000  BBB-/NR     Kingsway America, Inc., 7.5%, 2/1/14                                                        3,504,2
          4,000,000  BBB-/Baa3   Odyssey Re Holdings Corp., 7.65%, 11/1/13                                                   4,411,8
          4,535,000  B+/B2       Presidential Life Corp., 7.875%, 2/15/09                                                    4,535,0
                                                                                                           $              17,850,307
                                 Total Financials                                                          $              79,863,305

                                 Information Technology - 6.6%
                                 Communications Equipment - 1.7%
          3,500,000  CCC+/Caa1   Eschelon Operating Co., 8.375%, 3/15/10                                   $                2,800,00
          2,100,000  CCC+/Caa1   Eschelon Operating Co., 8.375%, 3/15/10 (144A)                                              1,680,0
          2,900,000(dB/B2        Lucent Technologies, Inc., 7.25%, 7/15/06                                                   3,030,5
                                                                                                           $                7,510,50
                                 Electronic Equipment & Instruments - 1.1%
            215,000  B/B2        General Cable Corp., 9.5%, 11/15/10                                       $                   242,9
          4,000,000  BB-/Ba2     Sanmina-SCI Corp., 10.375%, 1/15/10                                                         4,590,0
                                                                                                           $                4,832,95
                                 Information Technology Services - 1.1%
          5,480,000  B/B3        Stratus Technologies, Inc., 10.375%, 12/1/08                              $                4,945,70

                                 Office Electronics - 2.7%
         11,830,000  B-/Ba3      Xerox Capital Trust I, 8.0%, 2/1/27                                       $              12,303,200
                                 Total Information Technology                                              $              29,592,350

                                 Telecommunication Services - 11.6%
                                 Diversified Telecommunication Services - 2.5%
          4,025,000  B+/B2       GCI, Inc., 7.25%, 2/15/14                                                 $                4,025,00
EURO      1,590,000  B-/B3       NTL Cable Plc, 8.75%, 4/15/14 (144A)                                             2,409,746
          4,050,000  B-/B3       TSI Telecommunication Services, Inc., 12.75%, 2/1/09                             4,617,000
                                                                                                           $              11,051,746

     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/2004 (unaudited) (continued)

     Principal       S&P/Moody's
     Amount          Ratings
     USD ($)                                                                                                         Value
                                 Wireless Telecommunications Services - 9.1%
          1,100,000  CCC+/B2     Airgate PCS, Inc., 5.85%, 10/15/11 (144A)                                 $                1,130,25
          2,200,000(bCCC+/Caa1   Inmarsat Finance II Plc, 0.0%, 11/15/12 (144A)                                              1,584,0
          3,900,000  CCC/B3      Horizon PCS, Inc., 11.375%, 7/15/12 (144A)                                                  4,368,0
          4,000,000  CCC+/B3     IWO Escrow Co., 6.25%, 1/15/12 (144A)                                                       4,030,0
          6,855,000  CCC+/B3     MetroPCS, Inc., 10.75%, 10/1/11                                                             7,334,8
          5,150,000  B-/B3       Mobifon Holdings BV, 12.5%, 7/31/10                                                         6,109,1
          3,230,000  BB-/Ba3     Mobile Telesystems, 9.75%, 1/30/08 (144A)                                                   3,407,6
          3,000,000(dCCC/Caa2    Rural Cellular Corp., 9.75%, 1/15/10                                                        2,715,0
          3,250,000  NR/Baa3     Tele Norte Leste Participacoes S.A., 8.0%, 12/18/13                                         3,347,5
          6,025,000  CCC/Caa1    UbiquiTel Operating Co., 9.875%, 3/1/11                                                     6,763,0
                                                                                                           $              40,789,499
                                 Total Telecommunication Services                                          $              51,841,245

                                 Utilities - 1.0%
                                 Electric Utilities - 0.5%
          1,912,500  BBB-/Baa3   Empresa Electrica Guacolda SA, 8.625%, 4/30/13 (144A)                     $                2,184,08

                                 Multi-Utilities- 0.5%
          2,300,000  B+/B1       Reliant Energy, Inc., 6.75%, 12/15/14                                     $                2,285,62
                                 Total Utilities                                                           $                4,469,70

                                 TOTAL CORPORATE BONDS & NOTES
                                 (Cost $466,289,883)                                                       $            519,178,141

                                 CONVERTIBLE BONDS & NOTES - 2.0% of Net Assets
                                 Health Care - 1.1%
                                 Pharmaceuticals  - 1.1%
          5,000,000  NR/NR       IVAX Corp., 1.875%, 12/15/24 (144A)                                       $                5,143,75
                                 Total Health Care                                                         $                5,143,75

                                 Information Technology - 0.9%
                                 Electronic Equipment & Instruments - 0.9%
          4,000,000  B/B1        SCI Systems, Inc., 3.0%, 3/15/07                                          $                3,860,00
                                 Total Information Technology                                              $                3,860,00

                                 TOTAL CONVERTIBLE BONDS & NOTES
                                 (Cost $8,411,335)                                                         $                9,003,75

                                 MUNICIPAL BONDS - 8.5% of Net Assets
                                 Arizona - 0.5%
          2,500,000  B-/Ca       Gila County Industrial Development Authority Rev., 5.55%, 1/1/27          $                2,073,02

                                 Florida  - 1.2%
          4,800,000  NR/NR       Capital Tribal Agency Rev., Seminole Tribe, 10.0%, 10/1/33                $                5,543,95

                                 Indiana  - 2.9%
          1,650,000  B/Caa2      East Chicago Industrial Pollution Ctl. Rev., 7.0%, 1/1/14                 $                1,742,33
          3,000,000  B/Caa2      East Chicago Industrial Pollution Ctl. Rev., 7.125%, 6/1/07                                 3,078,8
          3,665,000  B/Caa2      Indiana Dev. Fin. Auth. Pollution Ctl. Rev., 7.25%, 11/1/11                                 3,812,8
          4,250,000  CCC+/Caa2   Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11                                                4,308,3
                                                                                                           $              12,942,402
                                 Michigan - 0.6%
          3,000,000  NR/NR       Wayne Charter County, Spl. Arpt. Facs. Rev., 6.75%, 12/1/15               $                2,622,12

                                 New Jersey - 1.8%
          4,525,000  B/Caa2      New Jersey Economic Dev. Auth. Rev., 7.0%, 11/15/30                       $                3,988,65
          4,000,000  BBB/Baa3    Tobacco Settlement Financing Corp., 7.0%, 6/1/41                                            4,040,1
                                                                                                           $                8,028,77
                                 New York - 0.8%
          3,475,000  BB+/Ba2     New York City Ind. Dev. Agcy., British Airways Plc Proj., 7.625%, 12/1/32 $                3,602,04

                                 North Carolina  - 0.7%
          4,800,000(aNR/NR       Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l Airport, 5.60%, 7/1/2 $                2,280,00
          2,000,000(aNR/NR       Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l Airport, 7.75%, 2/1/2                   1,000,0
                                                                                                           $                3,280,00
                                 TOTAL MUNICIPAL BONDS
                                 (Cost $32,342,070)                                                        $              38,092,317
     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/2004 (unaudited) (continued)

     Principal       S&P/Moody's
     Amount          Ratings
     USD ($)                                                                                                         Value
                                 SOVEREIGN DEBT OBLIGATIONS - 2.2% of Net Assets
                                 Brazil - 1.0%
 ITL  4,800,000,000  BB-/Ba1     Banco Nacional de Desenvolimento Bndes, 8.0%, 4/28/10                     $                3,605,44
            646,198  BB-/B1      Federal Republic of Brazil-C Bonds, 8.0%, 4/15/14                                              661,
                                                                                                           $                4,266,56
                                 Ecuador - 0.7%
          3,515,000  CCC+/Caa1   Federal Republic of Ecuador, 8.0%, 8/15/30 (144A)                         $                3,031,68

                                 Russia - 0.5%
          2,320,000  BB+/Baa3    Russian Federation, 5.0%, 3/31/30                                         $                2,392,50

                                 TOTAL SOVEREIGN DEBT OBLIGATIONS
                                 (Cost $6,518,575)                                                         $                9,690,75

                                 TEMPORARY CASH INVESTMENTS - 9.4% of Net Assets
                                 Repurchase Agreement -2.1%
          9,600,000              Greenwich Capital, 1.40%, dated 12/31/04, repurchase price of $9,600,000, plus accrued
                                 interest on 1/3/05 collaterized by $9,920,000  U.S. Treasury Bill, 2.52%, $                9,600,00

                                 Security Lending Collateral - 7.3%
         32,474,348              Securities Lending Investment Fund, 1.74312%                              $              32,474,348
                                 TOTAL TEMPORARY CASH INVESTMENTS
                                 (Cost $42,074,348)                                                        $              42,074,348
                                 TOTAL INVESTMENTS IN SECURITIES - 139.3%
                                 (Cost $560,496,211) (c)                                                   $            622,958,165
                                 OTHER ASSETS AND LIABILITIES- (5.5)%                                      $            (24,821,108)
                                 PREFERRED SHARES AT REDEMPTION VALUE
                                 INCLUDING DIVIDENDS PAYABLE - (33.8)%                                     $          (151,013,060)
                                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                      $            447,123,997






     Pioneer High Income Trust

     SCHEDULE OF INVESTMENTS 12/31/2004 (unaudited) (continued)

               NR:   Security not rated by S&P or Moody's.

            (144A)   Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2004, the value of these securities amounted to
                     $154,301,361 or 34.5% of total net assets.

               (a)   Security is in default and is non-income producing.

               (b)   Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

               (c)   At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $560,740,574 was as follows:

                     Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost                                             $              65,472,229

                     Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value                                             $              (3,254,638
                     Net unrealized gain                                                                   $              62,217,591
                     For financial reporting purposes net unrealized gain was $62,461,954 and cost of investments aggregated $560,496,211.


               (d)   At December 31, 2004, the following securities were out on loan:

                      Principal
                        Amount   Description                                                                  Market Value
                   $        1,961AMR Corp., 9.0%, 8/1/12                                                   $                1,579,20
                            1,103CP Ships, Ltd., 10.375%, 7/15/12                                                            1,272,5
                            4,180Hanger Orthopedic Group, Inc., 10.375%, 2/15/09                                             4,315,8
                            2,755Lucent Technologies, Inc., 7.25%, 7/15/06                                                   2,878,9
                               10MeriStar Hospitality Operating Partnership, L.P., 10.5%, 6/15/09                               109,
                               90Metaldyne Corp., 11.0%, 6/15/12*                                                               760,
                            3,420Northwest Airlines, Inc., 9.875%, 3/15/07                                                   3,086,5
                            5,462Resolution Performance Products LLC, 13.5%, 11/15/10                                        5,940,4
                            2,414Rural Cellular Corp., 9.75%, 1/15/10                                                        2,184,6
                            3,230Shaw Group, Inc., 10.75%, 3/15/10                                                           3,561,0
                            5,367United Rentals North America, Inc., 7.75%, 11/15/13                                         5,260,1
                                * Awaiting pending sale, not part of portfolio period end.                 $              30,949,034

                     Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                     EURO Euro
                     ITL Italian Lira
                     NOK Norwegian Krone


                              Purchases and sales of securities (excluding temporary cash investments) for the period ended
                              December 31, 2004, aggregated $237,598,454 and $249,801,436, respectively.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.